Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - IFRS 9 not applied - Tabular disclosure (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	€ 4,803	€ 6,001		€ 5,057
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	431	277		254
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	3,990	4,953		4,041
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	382	772		762
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets			€ 254
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets	4,803	6,001	5,057
Investments at fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	3,206	4,696	553	2,683
Equity investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	431	277
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	141	133	805
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	642	123		553
Cash collateral paid [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			2,683
Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		772
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets			762
Receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	55	70		55
Other financial assets [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	327	702		707
Investments securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	431	277		254
Investments securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	€ 141	€ 133	€ 805	€ 805	€ 1,005